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                                                                 CIK: 0000737026

Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                               September 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife of CT Fund UL for Variable Life Insurance
    File No. 811-03927

Commissioners:

Semi-annual reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of MetLife of CT Fund UL for Variable Life Insurance of MetLife Insurance Company of Connecticut pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000831016, File No. 811-05511

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.

The Semi-annual reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

The Semi-annual report for the Goldman Sachs Strategic Growth Fund of Goldman Sachs Variable Insurance Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0001046292, File No. 811-08361.

The Semi-annual report for the Janus Aspen Enterprise Portfolio of Janus Aspen Series is incorporated by reference as filed on Form N-CSRS, CIK No. 0000906185, File No. 811-07736.

The Semi-annual reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001176343, File No. 811-21128.

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The Semi-annual report for Legg Mason Western Asset Variable High Income
Portfolio of Legg Mason Partners Variable Income Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000874835, File No. 811-06310.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual report for the Pioneer Mid Cap Value VCT Portfolio of Pioneer Variable Contracts Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000930709, File No. 811-08786.

The Semi-annual report for The Merger Fund VL is incorporated by reference as filed on Form N-CSRS, CIK No. 0001208133, File No. 811-21279.

The Semi-annual reports for certain portfolios of Vanguard Variable Insurance Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000857490, File No. 811-05962.

Sincerely,

/s/ John E. Connolly, Jr.

John E. Connolly, Jr., Esq.